Variable Portfolio – Partners Core Equity Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners Core Equity Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.8%
Issuer	Shares	Value ($)
Communication Services 6.0%
Entertainment 0.7%
Netflix, Inc.(a)	28,855	20,465,986
Interactive Media & Services 4.8%
Alphabet, Inc., Class A	249,220	41,333,137
Alphabet, Inc., Class C	308,210	51,529,630
Meta Platforms, Inc., Class A	88,753	50,805,767
Total		143,668,534
Wireless Telecommunication Services 0.5%
T-Mobile US, Inc.	74,582	15,390,741
Total Communication Services		179,525,261
Consumer Discretionary 11.4%
Automobiles 0.3%
Tesla, Inc.(a)	31,988	8,369,020
Broadline Retail 4.3%
Amazon.com, Inc.(a)	700,426	130,510,377
Hotels, Restaurants & Leisure 2.5%
Booking Holdings, Inc.	3,432	14,455,996
Chipotle Mexican Grill, Inc.(a)	235,201	13,552,281
Marriott International, Inc., Class A	53,165	13,216,819
McDonald’s Corp.	116,217	35,389,239
Total		76,614,335
Specialty Retail 4.3%
AutoZone, Inc.(a)	5,294	16,676,312
Lowe’s Companies, Inc.	213,465	57,816,995
O’Reilly Automotive, Inc.(a)	10,736	12,363,578
TJX Companies, Inc. (The)	247,546	29,096,557
Tractor Supply Co.	40,764	11,859,470
Total		127,812,912
Total Consumer Discretionary		343,306,644
Consumer Staples 4.3%
Beverages 1.6%
Coca-Cola Co. (The)	274,143	19,699,916
Keurig Dr. Pepper, Inc.	414,056	15,518,819
PepsiCo, Inc.	66,800	11,359,340
Total		46,578,075
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 0.6%
Walmart, Inc.	233,264	18,836,068
Food Products 0.6%
Mondelez International, Inc., Class A	245,103	18,056,738
Household Products 1.2%
Colgate-Palmolive Co.	161,997	16,816,908
Procter & Gamble Co. (The)	107,618	18,639,438
Total		35,456,346
Personal Care Products 0.3%
Kenvue, Inc.	418,700	9,684,531
Total Consumer Staples		128,611,758
Energy 5.0%
Energy Equipment & Services 2.0%
Baker Hughes Co.	909,766	32,888,041
Schlumberger NV	383,075	16,069,996
TechnipFMC PLC	383,909	10,069,933
Total		59,027,970
Oil, Gas & Consumable Fuels 3.0%
Chesapeake Energy Corp.	177,793	14,623,474
ConocoPhillips Co.	110,500	11,633,440
Diamondback Energy, Inc.	68,956	11,888,015
EQT Corp.	431,178	15,798,362
Exxon Mobil Corp.	320,786	37,602,535
Total		91,545,826
Total Energy		150,573,796
Financials 11.9%
Banks 3.2%
Huntington Bancshares, Inc.	954,700	14,034,090
JPMorgan Chase & Co.	128,869	27,173,317
U.S. Bancorp	371,787	17,001,820
Wells Fargo & Co.	687,754	38,851,223
Total		97,060,450

Variable Portfolio – Partners Core Equity Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Equity Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.0%
CME Group, Inc.	51,000	11,253,150
Goldman Sachs Group, Inc. (The)	32,315	15,999,480
Morgan Stanley	133,216	13,886,436
Raymond James Financial, Inc.	97,134	11,895,029
S&P Global, Inc.	14,385	7,431,579
Total		60,465,674
Consumer Finance 1.5%
American Express Co.	171,315	46,460,628
Financial Services 3.1%
Block, Inc., Class A(a)	112,211	7,532,724
Corpay, Inc.(a)	25,623	8,013,850
MasterCard, Inc., Class A	74,987	37,028,581
Visa, Inc., Class A	142,859	39,279,082
Total		91,854,237
Insurance 2.1%
Allstate Corp. (The)	73,330	13,907,034
Marsh & McLennan Companies, Inc.	66,151	14,757,627
Progressive Corp. (The)	83,492	21,186,930
Travelers Companies, Inc. (The)	58,975	13,807,227
Total		63,658,818
Total Financials		359,499,807
Health Care 12.9%
Biotechnology 4.3%
AbbVie, Inc.	264,460	52,225,561
Amgen, Inc.	38,400	12,372,864
Biogen, Inc.(a)	31,214	6,050,522
Regeneron Pharmaceuticals, Inc.(a)	39,498	41,521,877
Vertex Pharmaceuticals, Inc.(a)	34,640	16,110,371
Total		128,281,195
Health Care Equipment & Supplies 1.3%
Medtronic PLC	169,481	15,258,374
Stryker Corp.	65,575	23,689,625
Total		38,947,999
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 4.2%
Cencora, Inc.	62,769	14,128,047
Elevance Health, Inc.	23,084	12,003,680
Molina Healthcare, Inc.(a)	38,447	13,247,298
Quest Diagnostics, Inc.	94,600	14,686,650
UnitedHealth Group, Inc.	122,950	71,886,406
Total		125,952,081
Life Sciences Tools & Services 1.5%
Mettler-Toledo International, Inc.(a)	9,200	13,797,240
Thermo Fisher Scientific, Inc.	50,854	31,456,759
Total		45,253,999
Pharmaceuticals 1.6%
Eli Lilly & Co.	42,461	37,617,898
Merck & Co., Inc.	93,375	10,603,665
Total		48,221,563
Total Health Care		386,656,837
Industrials 10.7%
Aerospace & Defense 1.9%
General Dynamics Corp.	48,623	14,693,871
Howmet Aerospace, Inc.	144,160	14,452,040
Northrop Grumman Corp.	55,712	29,419,836
Total		58,565,747
Building Products 1.2%
Carrier Global Corp.	180,265	14,509,530
Trane Technologies PLC	53,840	20,929,223
Total		35,438,753
Commercial Services & Supplies 0.3%
Republic Services, Inc.	54,000	10,845,360
Electrical Equipment 1.6%
AMETEK, Inc.	91,415	15,696,870
Eaton Corp. PLC	98,164	32,535,476
Total		48,232,346
Ground Transportation 1.7%
CSX Corp.	1,140,001	39,364,234
Old Dominion Freight Line, Inc.	62,334	12,382,026
Total		51,746,260
Variable Portfolio – Partners Core Equity Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Equity Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 2.9%
Cummins, Inc.	38,659	12,517,398
Deere & Co.	88,847	37,078,518
Dover Corp.	66,800	12,808,232
Ingersoll Rand, Inc.	113,892	11,179,639
Parker-Hannifin Corp.	19,900	12,573,218
Total		86,157,005
Professional Services 1.1%
Booz Allen Hamilton Holding Corp.	85,750	13,956,670
Broadridge Financial Solutions, Inc.	16,942	3,643,038
Equifax, Inc.	48,800	14,340,368
Total		31,940,076
Total Industrials		322,925,547
Information Technology 31.5%
Electronic Equipment, Instruments & Components 1.5%
Amphenol Corp., Class A	187,084	12,190,394
Keysight Technologies, Inc.(a)	78,500	12,476,005
TE Connectivity PLC	131,095	19,794,034
Total		44,460,433
Semiconductors & Semiconductor Equipment 11.5%
Analog Devices, Inc.	153,960	35,436,973
KLA Corp.	27,865	21,578,935
Marvell Technology, Inc.	141,818	10,227,914
Micron Technology, Inc.	151,832	15,746,497
NVIDIA Corp.	1,747,401	212,204,377
NXP Semiconductors NV	141,266	33,905,253
QUALCOMM, Inc.	99,944	16,995,477
Total		346,095,426
Software 10.4%
Autodesk, Inc.(a)	43,100	11,873,188
Fair Isaac Corp.(a)	6,800	13,215,936
Intuit, Inc.	32,901	20,431,521
Microsoft Corp.	518,372	223,055,471
Oracle Corp.	184,104	31,371,322
PTC, Inc.(a)	68,700	12,411,342
Total		312,358,780
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 8.1%
Apple, Inc.	998,615	232,677,295
Seagate Technology Holdings PLC	96,272	10,544,672
Total		243,221,967
Total Information Technology		946,136,606
Materials 2.5%
Chemicals 1.2%
Linde PLC	26,710	12,736,930
Sherwin-Williams Co. (The)	60,131	22,950,199
Total		35,687,129
Construction Materials 0.9%
Vulcan Materials Co.	111,022	27,803,240
Containers & Packaging 0.4%
International Paper Co.	270,338	13,206,011
Total Materials		76,696,380
Real Estate 0.8%
Industrial REITs 0.3%
Prologis, Inc.	85,281	10,769,284
Specialized REITs 0.5%
Public Storage	40,510	14,740,374
Total Real Estate		25,509,658
Utilities 2.8%
Electric Utilities 2.0%
NextEra Energy, Inc.	257,326	21,751,767
PG&E Corp.	1,267,622	25,060,887
Southern Co. (The)	157,402	14,194,512
Total		61,007,166
Gas Utilities 0.4%
Atmos Energy Corp.	81,637	11,323,868
Multi-Utilities 0.4%
CMS Energy Corp.	162,400	11,470,312
Total Utilities		83,801,346
Total Common Stocks (Cost $2,270,243,083)		3,003,243,640

Variable Portfolio – Partners Core Equity Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Equity Fund, September 30, 2024 (Unaudited)
Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(b),(c)	8,482,011	8,481,163
Total Money Market Funds (Cost $8,481,163)		8,481,163
Total Investments in Securities (Cost: $2,278,724,246)		3,011,724,803
Other Assets & Liabilities, Net		(3,945,697)
Net Assets		3,007,779,106
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	11,224,125	323,759,642	(326,501,963)	(641)	8,481,163	2,733	369,928	8,482,011
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners Core Equity Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7053_12_C01_(11/24)